Filed Pursuant to Rule 497(c)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

ADVISORS SERIES TRUST

On behalf of Advisors Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of prospectus for the Pacific Income Advisers Funds (the “Funds”) filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on April 6, 2020 (accession number 0000894189-20-002547). The purpose of this filing is to submit the 497(c) filing in XBRL for the Fund.
The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE